Subsequent event (Details) - Completion of financing arrangement - BW LPG India - Term loan facility $ in Millions	1 Months Ended
Jul. 31, 2025 USD ($) item
Subsequent events
Notional amount | $	$ 215
Number of vessels whose acquisition is supported by financing arrangement | item	2